EQUITY - Schedule Of Series Of Preferred Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity	$ 97,150	$ 79,872	$ 69,688
Fixed rate-reset preferred shares | Canada Bond Rate | Preferred shares
Disclosure of classes of share capital [line items]
Period of government bond rate	5 years
Fixed rate-reset preferred shares | Bottom of range | Preferred shares
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	5 years
Fixed rate-reset preferred shares | Bottom of range | Canada Bond Rate | Preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	18000.00%
Fixed rate-reset preferred shares | Top of range | Preferred shares
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	6 years
Fixed rate-reset preferred shares | Top of range | Canada Bond Rate | Preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	41700.00%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,168	4,192	$ 3,954
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	531	531
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	744	749
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,275	1,280
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,893	$ 2,912
Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,961,701	12,000,000
Series 48 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 245	$ 246
Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.80%
Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,810,653	11,895,790
Series 46 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 219	$ 220
Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.00%
Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,882,879	9,945,189
Series 44 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 188	$ 189
Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.50%
Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,943,400	12,000,000
Series 42 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 268	$ 269
Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.50%
Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,914,515	12,000,000
Series 40 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 273	$ 275
Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.40%
Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,955,948	8,000,000
Series 38 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 180	$ 181
Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.20%
Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,926,620	9,977,889
Series 34 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 254	$ 255
Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.06%
Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,849,808	11,982,568
Series 32 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 300	$ 303
Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.69%
Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,852,258	9,934,050
Series 30 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 243	$ 245
Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	2.73%
Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,289,397	9,359,387
Series 28 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 233	$ 235
Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.47%
Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,840,588	9,903,348
Series 26 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 241	$ 243
Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.01%
Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,338,572	9,394,250
Series 24 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 228	$ 230
Series 9 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	2.75%
Series 9 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,515,981	1,519,115
Series 9 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 21	$ 21
Series 37 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.90%
Series 37 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,888,143	7,949,083
Series 37 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 194	$ 195
Series 36 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.85%
Series 36 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,900,764	7,949,024
Series 36 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 199	$ 200
Series 25 Class A Preferred Shares | Canada Treasury Bill Securities | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	2.00%
Series 25 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,529,133	1,533,133
Series 25 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 38	$ 38
Series 18 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 18 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,921,178	7,966,158
Series 18 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 179	$ 180
Series 17 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 17 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,901,476	7,950,756
Series 17 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 172	$ 173
Series 15 Class A Preferred Shares | Bankers' Acceptance Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	0.40%
Series 15 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,000,000	2,000,000
Series 15 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 42	$ 42
Series 13 Class A Preferred Shares | Prime Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	70.00%
Series 13 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,290,096	9,297,700
Series 13 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 195	$ 195
Series 8 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,476,185	2,479,585
Series 8 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 42	$ 43
Series 4 Class A Preferred Shares | Prime Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	8.50%
Series 4 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,795,910	2,800,000
Series 4 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 45	$ 45
Series 2 Class A Preferred Shares | Prime Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	70.00%
Series 2 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	10,457,685	10,465,100
Series 2 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 169	$ 169